Consolidated Statements of Operations (USD $)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2011 Successor	Sep. 28, 2011 Predecessor	Dec. 31, 2010 Predecessor
Licensing & design revenue	$ 2,898,000	$ 8,729,000	$ 9,796,000
Direct licensing costs	252,000
Net licensing & design revenue	2,646,000	8,729,000	9,796,000
Expenses
Operating & marketing costs	1,010,000	2,786,000	3,143,000
General and administrative expenses	910,000	1,384,000	1,523,000
Stock based compensation	530,000
Depreciation & amortization	211,000	211,000	283,000
Acquisition and due diligence costs	498,000
Total expenses	3,159,000	4,381,000	4,949,000
Operating income (loss)	(513,000)	4,348,000	4,847,000
Other Income (expenses)
Interest expenses - debt	(296,000)
Interest income	3,000		2,000
Other interest and finance charges	(253,000)
Total other income (expenses)	(546,000)		2,000
Income (loss) before income tax (benefit) expense	(1,059,000)	4,348,000	4,849,000
Income tax (benefit) expense	(190,000)	175,000	222,000
Net income (loss)	$ (869,000)	$ 4,173,000	$ 4,627,000
Earnings per share:
Basic and diluted	$ (0.15)
Weighted average number of common shares outstanding:
Basic and diluted	5,770,266